DEBT (Tables)	12 Months Ended
Dec. 31, 2024
DEBT [Abstract]
Summary of Outstanding Debt

	As of
	December 31,	December 31,
	2024	2023
First Lien Term Loan (due November 2031)	$2,750,000	$2,728,766
Secured Commercial Loans	30,267	31,867
Notes Payable	4,800	4,267
Total principal	2,785,067	2,764,900
Unamortized discount	(10,154)	(9,478)
Unamortized debt issuance cost	(12,631)	(15,951)
Total debt	2,762,282	2,739,471
Less: Current portion of long-term debt	(26,977)	(22,833)
Total long-term debt	$2,735,305	$2,716,638

Schedule of Maturities of Debt

The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

2025	$30,000
2026	29,900
2027	29,900
2028	53,567
2029	28,100
Thereafter	2,613,600
$2,785,067